LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.6%
	ALABAMA — 3.8%
35,000	Birmingham Private Educational Building Authority	6.0000	12/01/27	$ 33,436
105,000	Birmingham-Southern College Private Educational	6.1250	12/01/25	102,457
420,000	Central Etowah County Solid Waste Disposal	6.0000	07/01/45	446,069
				581,962
	ARIZONA — 3.2%
200,000	Arizona Industrial Development Authority	5.6250	10/01/49	157,642
100,000	Arizona Industrial Development Authority	4.5000	07/15/29	93,968
150,000	Industrial Development Authority of the County of Pima	5.7500	05/01/50	131,190
100,000	Industrial Development Authority of the County of Pima	6.8750	11/15/52	99,180
				481,980
	COLORADO — 6.0%
750,000	Colorado Health Facilities Authority	8.0000	08/01/43	758,592
165,000	Fiddlers Business Improvement District	5.5500	12/01/47	156,377
				914,969
	FLORIDA — 3.4%
345,000	Capital Trust Agency, Inc.	6.0000	07/01/42	277,730
825,000	Capital Trust Agency Inc.(a)	0.0000	12/30/49	—
125,000	Collier County Industrial Development Authority	8.2500	05/15/49	80,000
405,000	Highlands County Health Facilities Authority	6.0000	04/01/38	152,280
				510,010
	GEORGIA — 1.1%
175,000	Macon-Bibb County Urban Development Authority	5.8750	06/15/47	163,469
	INDIANA — 8.4%
1,530,000	City of Anderson IN	6.0000	10/01/42	1,281,798
	IOWA — 1.7%
290,000	Iowa Higher Education Loan Authority	5.5000	11/01/51	256,465
	KENTUCKY — 3.6%
470,000	Kentucky Economic Development Finance Authority	5.5000	11/15/27	436,915
10,000	Kentucky Economic Development Finance Authority	6.0000	11/15/36	8,649
115,000	Kentucky Economic Development Finance Authority	6.2500	11/15/46	94,919
				540,483
	LOUISIANA — 2.6%
350,000	Jefferson Parish Economic Development & Port District	5.6250	06/15/48	322,624

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.6% (Continued)
	LOUISIANA — 2.6% (Continued)
100,000	Louisiana Public Facilities Authority	5.2500	06/01/51	$ 78,902
				401,526
	MICHIGAN — 5.5%
725,000	Grand Rapids Economic Development Corporation	5.5000	04/01/39	540,014
435,000	Grand Rapids Economic Development Corporation	5.7500	04/01/54	297,962
				837,976
	MINNESOTA — 1.8%
330,000	City of Blaine MN	6.1250	07/01/45	200,806
125,000	City of Blaine MN	6.1250	07/01/50	75,368
				276,174
	NEW HAMPSHIRE — 0.8%
50,000	New Hampshire Business Finance Authority	5.6250	07/01/46	44,361
85,000	New Hampshire Business Finance Authority	5.7500	07/01/54	74,836
				119,197
	NEW JERSEY — 12.9%
2,715,000	Middlesex County Improvement Authority	5.0000	01/01/32	1,747,143
275,000	New Jersey Economic Development Authority	5.7500	07/01/47	205,506
				1,952,649
	NEW YORK — 1.7%
140,000	Huntington Local Development Corporation	5.2500	07/01/56	107,711
200,000	Ulster County Capital Resource Corporation	5.2500	09/15/42	153,196
				260,907
	OHIO — 2.8%
450,000	Columbus-Franklin County Finance Authority	6.5000	03/01/48	342,311
225,000	County of Montgomery OH	6.2500	04/01/49	84,600
				426,911
	PENNSYLVANIA — 8.0%
75,000	Philadelphia Authority for Industrial Development	5.6250	08/01/36	73,970
250,000	Philadelphia Authority for Industrial Development	6.3750	06/01/40	236,004
950,000	Philadelphia Authority for Industrial Development	6.5000	06/01/45	898,475
				1,208,449
	PUERTO RICO — 0.0%(b)
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	4,838

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.6% (Continued)
	SOUTH CAROLINA — 0.3%
50,000	South Carolina Jobs-Economic Development Authority	5.0000	11/01/42	$ 42,142
	TENNESSEE — 1.9%
230,000	Shelby County Health Educational & Housing	5.7500	10/01/49	196,340
100,000	Shelby County Health Educational & Housing	5.7500	10/01/54	83,465
				279,805
	TEXAS — 8.6%
325,000	Clifton Higher Education Finance Corporation	6.1250	08/15/48	327,232
35,000	New Hope Cultural Education Facilities Finance	5.7500	07/15/52	31,352
250,000	New Hope Cultural Education Facilities Finance	5.5000	01/01/57	185,351
170,000	Newark Higher Education Finance Corporation	5.7500	08/15/45	171,821
375,000	Port Beaumont Navigation District	8.0000	02/01/39	346,814
325,000	San Antonio Education Facilities Corporation	5.0000	10/01/51	249,727
				1,312,297
	UTAH — 1.4%
235,000	Utah Infrastructure Agency	5.0000	10/15/46	209,672
	VERMONT — 5.4%
650,000	East Central Vermont Telecommunications District	6.1250	12/01/40	655,808
175,000	East Central Vermont Telecommunications District	5.6000	12/01/43	160,017
				815,825
	WISCONSIN — 12.7%
100,000	Public Finance Authority	4.6500	12/01/35	80,441
325,000	Public Finance Authority	5.0000	04/01/47	263,680
515,254	Public Finance Authority	5.7500	12/01/48	396,870
1,522	Public Finance Authority	5.5000	12/01/48	472
425,000	Public Finance Authority	5.7500	05/01/54	340,275
470,000	Public Finance Authority	5.0000	01/01/57	361,730
175,000	Public Finance Authority	5.0000	02/01/62	143,671
250,000	Wisconsin Health & Educational Facilities	5.0000	08/01/37	204,839
225,000	Wisconsin Health & Educational Facilities	7.0000	07/01/43	139,635
				1,931,613
	TOTAL MUNICIPAL BONDS (Cost $17,050,465)			14,811,117

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS - 0.4%
57,117	Federated Institutional Tax-Free Cash Trust, 2.10% (Cost $57,117)(c)	$ 57,117

	TOTAL INVESTMENTS – 98.0% (Cost $17,107,582)	$ 14,868,234
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	296,332
	NET ASSETS - 100.0%	$ 15,164,566

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2022.